Document and Entity Information	3 Months Ended
Mar. 31, 2018 shares
Document And Entity Information
Entity Registrant Name	DIGATRADE FINANCIAL CORP.
Entity Central Index Key	0001369128
Document Type	6-K
Document Period End Date	Mar. 31, 2018
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	47,838,566
Document Fiscal Period Focus	Q1
Document Fiscal Year Focus	2018